Investor A Institutional [Member] Expense Example - Investor A, Institutional - BlackRock Sustainable Aware Advantage International Equity Fund	Apr. 30, 2026 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	724
Expense Example, with Redemption, 5 Years	1,421
Expense Example, with Redemption, 10 Years	3,281
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	598
Expense Example, with Redemption, 3 Years	1,284
Expense Example, with Redemption, 5 Years	1,992
Expense Example, with Redemption, 10 Years	$ 3,863